Segment and geographic information	12 Months Ended
Mar. 31, 2017
Segment and geographic information

18.    Segment and geographic information:

Operating segments are components of the NTT Group 1) that engage in business activities, 2) whose operating results are regularly reviewed by NTT Group’s chief operating decision maker to make decisions on the allocation of financial resources and to evaluate business performance, and 3) for which discrete financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Operating revenue:

Year Ended March 31	2015	2016	2017
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,032,292	¥2,908,249	¥2,736,664
Intersegment	473,227	499,604	571,542

Total	3,505,519	3,407,853	3,308,206
Long distance and international communications business—
External customers	1,906,784	2,161,391	2,040,209
Intersegment	91,857	89,532	89,055

Total	1,998,641	2,250,923	2,129,264
Mobile communications business—
External customers	4,340,317	4,483,666	4,535,829
Intersegment	43,080	43,459	48,723

Total	4,383,397	4,527,125	4,584,552
Data communications business—
External customers	1,401,348	1,512,842	1,609,163
Intersegment	109,671	103,994	109,558

Total	1,511,019	1,616,836	1,718,721
Other—
External customers	414,576	474,849	469,151
Intersegment	857,664	819,617	813,120

Total	1,272,240	1,294,466	1,282,271
Elimination	(1,575,499)	(1,556,206)	(1,631,998)

Consolidated total	¥11,095,317	¥11,540,997	¥11,391,016

Segment profit:

Year Ended March 31	2015	2016	2017
	Millions of yen
Segment profit:
Regional communications business	¥168,860	¥264,957	¥359,491
Long distance and international communications business	113,568	96,688	40,836
Mobile communications business	635,751	788,362	951,634
Data communications business	86,361	112,739	107,875
Other	67,481	74,042	77,308

Total segment profit	1,072,021	1,336,788	1,537,144
Elimination	12,545	11,361	2,645

Consolidated operating income	1,084,566	1,348,149	1,539,789
Other income	49,408	68,088	65,800
Other expenses	67,345	86,978	77,820

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,066,629	¥1,329,259	¥1,527,769

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥(59)	¥544	¥180
Long distance and international communications business	916	46	(7)
Mobile communications business	(14,798)	(8,648)	(15,395)
Data communications business	87	124	(618)
Other	19,743	13,706	15,819

Consolidated total	¥5,889	¥5,772	¥(21)

Segment assets:

As of March 31	2015	2016	2017
	Millions of yen
Segment Assets:
Regional communications business	¥7,041,285	¥6,995,750	¥7,027,689
Long distance and international communications business	2,609,666	2,762,138	2,772,961
Mobile communications business	7,326,360	7,341,102	7,599,619
Data communications business	1,930,349	1,981,578	2,364,387
Other	10,589,357	10,932,317	10,891,660

Total segment assets	29,497,017	30,012,885	30,656,316
Elimination	(8,794,590)	(8,976,954)	(9,405,991)

Consolidated total	¥20,702,427	¥21,035,931	¥21,250,325

(Note)	1. “Other” segment assets include the shares of subsidiaries owned by NTT.

2.	“Elimination” includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

3.	Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 10 for additional details.

For the fiscal year ended March 31, 2017, total assets in the data communications business segment increased by ¥382,809 million. This is mainly due to the acquisitions of Dell Systems Corporation and other companies and IT services-related assets. See Note 25 for additional details regarding these acquisitions.

Other significant items:

Year Ended March 31	2015	2016	2017
	Millions of yen
Depreciation and amortization:
Regional communications business	¥734,518	¥699,686	¥586,772
Long distance and international communications business	162,610	177,818	171,670
Mobile communications business	663,344	629,502	455,779
Data communications business	148,927	150,242	155,352
Other	113,814	104,701	89,260

Total segment	1,823,213	1,761,949	1,458,833
Elimination	4,785	4,376	3,402

Consolidated total	¥1,827,998	¥1,766,325	¥1,462,235

Capital investments for segment assets:
Regional communications business	¥666,164	¥622,131	¥583,358
Long distance and international communications business	197,971	227,564	244,859
Mobile communications business	661,862	595,264	597,078
Data communications business	141,041	134,030	158,140
Other	150,485	108,217	116,592

Consolidated total	¥1,817,523	¥1,687,206	¥1,700,027

Point program expenses:
Regional communications business	¥8,803	¥1,757	¥(467)
Long distance and international communications business	1,335	685	908
Mobile communications business	67,705	57,832	94,291

Consolidated total	¥77,843	¥60,274	¥94,732

Impairment losses—Goodwill:
Long distance and international communications business	3,464	4,719	53,294

Consolidated total	¥3,464	¥4,719	¥53,294

Impairment losses—Other:
Regional communications business	1,640	5,237	1,439
Long distance and international communications business	1,732	6,639	12,580
Mobile communications business	30,161	9,187	2,242
Data communications business	2,358	1,620	2,154
Other	2,848	5,319	2,143

Consolidated total	¥38,739	¥28,002	¥20,558

The capital investments in the above table represent the additions to fixed assets of each segment.

For additional details regarding Impairment losses—Goodwill, see Note 10.

As indicated in Note 7, Impairment losses—Other on Mobile communications business was mainly the impairment for long-lived assets of the multimedia broadcasting business for mobile devices.

As indicated in “Use of estimates” in Note 2, effective July 1, 2014, NTT Group has revised its estimate of the expected useful life of a part of software for telecommunications network and internal-use software based on actual utilization of the software to reflect an extended expected useful life of up to 7 years. As a result, compared with the method used prior to July 1, 2014, operating income for the mobile communications business segment for the fiscal year ended March 31, 2015 increased by ¥51,307 million.

As indicated in “Property, plant and equipment and depreciation” in Note 2, effective April 1, 2016, NTT and its subsidiaries in Japan adopted the straight-line method of depreciation and reviewed the residual carrying amount of property, plant and equipment and made changes where necessary. As a result of the change in depreciation method, segment profit on a consolidated basis for the fiscal year ended March 31, 2017 increased by ¥79,373 million for “Regional communications business,” ¥6,633 million for “Long distance and international communications business,” ¥154,050 million for “Mobile communications business,” and ¥5,072 million for “Other,” decreased by ¥951 million for “Data communications business,” and increased by ¥244,177 million for “Total segment” and “Consolidated total.”

Transfers between operating segments are based on the values that approximate arm’s-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information:

Year Ended March 31	2015	2016	2017
	Millions of yen
Operating revenue:
Domestic	¥9,509,891	¥9,646,185	¥9,556,408
Foreign	1,585,426	1,894,812	1,834,608

Consolidated total	¥11,095,317	¥11,540,997	¥11,391,016

Operating Revenues are classified based on the geographic location of the service and products provided. NTT Group has not disclosed foreign long-term assets, as such amounts were immaterial.

There were no operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2015, 2016 and 2017.